Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [abstract]
Weighted average of ordinary shares outstanding (basic) (in shares)	201,677,981	215,078,497	218,786,812	201,677,981	210,193,707	[1]	216,029,171	[1]
Effect of Share-based Payment arrangements (in shares)				95,259	12,696		0
Weighted average number of ordinary shares (diluted) (in shares)				201,773,240	210,206,403	[1]	216,029,171	[1]

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.